ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)								12 Months Ended
	Jul. 31, 2020 HKD ($) shares	Jun. 23, 2020 HKD ($) shares	Sep. 26, 2019 CNY (¥)	Dec. 30, 2018 HKD ($)	Jul. 28, 2017 HKD ($) shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 HKD ($)	Oct. 13, 2020 shares	Jul. 31, 2020 $ / shares	Jun. 23, 2020 $ / shares	Dec. 31, 2017 shares	Nov. 23, 2017	Nov. 21, 2017 shares	Jul. 28, 2017 $ / shares	Jul. 28, 2017 HKD ($)	Dec. 29, 2016 HKD ($)	Dec. 29, 2016 CNY (¥)	Sep. 16, 2014
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	3,555,556	4,352,941
Shares Issued, Price Per Share | $ / shares												$ 0.45	$ 0.85
Number of shares issued	$ 1,600,000	$ 3,700,000						$ 2,279,190	$ 4,500,000
Payments of Stock Issuance Costs								$ 100,000	$ 222,000
Common Stock, Shares, Issued | shares								7,535,897	6,406,146					22,114,188
Common Stock, Shares, Outstanding | shares								7,535,897	6,406,146		32,022,685			22,114,188
Net (loss) income								$ (2,145,530)	$ (9,075,353)	$ (61,995,758)
Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term							10 years
Exclusive Option Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term			10 years				10 years
Consideration for exercise option | ¥			¥ 1				¥ 1
Jianxin Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net (loss) income				$ 2,062,000
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of net profit							100.00%
Agreement term							10 years
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants | shares						91,042										91,042
Warrant exercise price percentage						120.00%
Warrant exercise price | $ / shares						$ 12
Warrant exercisable term						2 years
IPO [Member] | New Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares					2,023,146
Shares Issued, Price Per Share | $ / shares																	$ 10.00
Number of shares issued					$ 20,231,460
Payments of Stock Issuance Costs					$ 1,262,562
Deferred Offering Costs																		$ 763,365
Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership of subsidiary															100.00%				1.00%	1.00%	60.22%
Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Registered capital																			$ 726,600	¥ 5,000,000
Direct ownership percentage																					99.00%
Indirect ownership percentage																					1.00%